Other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other current liabilities
Professional service fee		¥ 9,245	¥ 5,741
Online promotional expense payables		19,761	28,595
Tickets printing and delivery payables		1,049	1,271
Advertising expense payables		7,816	1,798
Others		3,693	3,508
Total	$ 6,370	¥ 41,564	¥ 40,913